Segment and Geographic Information	12 Months Ended
Dec. 31, 2017
Segment and Geographic Information [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
23.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has three operating segments (1) commodities brokerage services, (2) online financial information and advisory service, and other related services in PRC, (3) Hong Kong brokerage services. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group’s chief executive officer has been identified as the chief operating decision makers. The Group’s chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group’s operating segments:

For the year ended December 31, 2017

		Subscription
	Commodities	services and other	Hong Kong
	brokerage services	related services	brokerage services	Consolidated
Net revenues	$3,698,857	$23,984,993	$25,497,974	$53,181,824
Less: intersegment sales	(1,110,431)	(9,232,502)	(216,241)	(10,559,174)
Net revenues from external customer	2,588,426	14,752,491	25,281,733	42,622,650

Cost of revenues	(60,504)	7,453,185	14,540,997	21,933,678
Less: intersegment cost of revenues	-	-	-	-
Cost of revenues after elimination	(60,504)	7,453,185	14,540,997	21,933,678

Operating expenses:
General and administrative	4,511,167	7,565,268	3,930,479	16,006,914
Product development	1,776,007	23,502,362	-	25,278,369
Sales and marketing	11,115,488	16,830,525	2,933,763	30,879,776
Loss from impairment of intangible assets	-	291,817	-	291,817
Loss from impairment of goodwill	-	-	-	-

Total segments operating expenses	17,402,662	48,189,972	6,864,242	72,456,876
Less: intersegment operating expenses	(1,110,431)	(9,439,947)	(689,002)	(11,239,380)
Total operating expenses	16,292,231	38,750,025	6,175,240	61,217,496

Government subsidies	230,174	-	-	230,174
Income (loss) from operations	$(13,413,127)	$(31,450,719)	$4,565,496	$(40,298,350)

Total segments assets	21,569,350	187,122,375	89,004,771	297,696,496
Less: intersegment asset.	(13,995,983)	(149,214,015)	(19,882,645)	(183,092,643)

Total assets	$7,573,367	$37,908,360	$69,122,126	$114,603,853

For the year ended December 31, 2016

		Subscription
	Commodities	services and other	Hong Kong
	brokerage services	related services	brokerage services	Consolidated
Net revenues	$69,980,296	$16,654,534	$8,956,501	$95,591,331
Less: intersegment sales	(10,003,579)	(2,529,856)	-	(12,533,435)
Net revenues from external customer	59,976,717	14,124,678	8,956,501	83,057,896

Cost of revenues	5,729,464	10,392,343	4,258,451	20,380,258
Less: intersegment cost of revenues	-	-	-	-
Cost of revenues after elimination	5,729,464	10,392,343	4,258,451	20,380,258

Operating expenses:
General and administrative	6,026,102	10,090,294	3,992,953	20,109,349
Product development	3,374,144	12,995,022	-	16,369,166
Sales and marketing	46,648,934	13,029,524	1,054,695	60,733,153
Loss from impairment of intangible assets	1,111,149	-	-	1,111,149
Loss from impairment of goodwill	6,659,691	-	-	6,659,691

Total segments operating expenses	63,820,020	36,114,840	5,047,648	104,982,508
Less: intersegment operating expenses	(10,003,579)	(2,524,975)	(277,731)	(12,806,285)
Total operating expenses	53,816,441	33,589,865	4,769,917	92,176,223

Government subsidies	1,194,775	-	-	1,194,775
Income (loss) from operations	$1,625,587	$(29,857,530)	$(71,867)	$(28,303,810)

Total segments assets	42,343,571	197,412,591	77,656,701	317,412,863
Less: intersegment balances	(13,508,587)	(116,348,234)	(19,932,216)	(149,789,037)

Total assets	$28,834,984	$81,064,357	$57,724,485	$167,623,826

For the year ended December 31, 2015

		Subscription services
	Commodities	and other	Hong Kong
	brokerage services	related services	brokerage services	Consolidated
Net revenues	$113,720,922	$27,236,753	$3,149,063	$144,106,738
Less: intersegment sales	(34,018,268)	(2,683,704)	-	(36,701,972)
Net revenues from external customer	79,702,654	24,553,049	3,149,063	107,404,766

Cost of revenues	4,975,361	14,321,339	1,181,538	20,478,238
Less: intersegment cost of revenues	-	(739,501)	-	(739,501)
Cost of revenues after elimination	4,975,361	13,581,838	1,181,538	19,738,737

Operating expenses:
General and administrative	4,026,984	11,148,924	2,978,161	18,154,069
Product development	2,549,731	8,188,718	-	10,738,449
Sales and marketing	69,674,657	12,139,100	566,396	82,380,153
Loss from impairment of intangible assets	250,360	-	-	250,360
	-	-	-	-

Total segments operating expenses	76,501,732	31,476,742	3,544,557	111,523,031
Less: intersegment operating expenses	(35,907,706)	(47,620)	(110,721)	(36,066,047)
Total operating expenses	40,594,026	31,429,122	3,433,836	75,456,984

Government subsidies	251,828	-	-	251,828
Income (loss) from operations	$34,385,095	$(20,457,911)	$(1,466,311)	$12,460,873

Total segments assets	109,286,634	179,706,230	47,011,111	336,003,975
Less: intersegment balances	(51,101,320)	(122,077,495)	(18,760,003)	(191,938,818)

Total assets	$58,185,314	$57,628,735	$28,251,108	$144,065,157

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2015	2016	2017
Commodities brokerage services revenues	$79,702,654	$59,976,717	$2,588,426
Financial information and advisory services revenues	17,205,459	10,696,523	10,271,822
Advertising revenues	7,023,399	2,893,707	3,588,499
Hong Kong brokerage services revenues	3,149,063	8,956,501	25,281,733
Others	324,191	534,448	892,170

Total revenue from external customers	$107,404,766	$83,057,896	$42,622,650

Substantially all of the Company’s revenues for the years ended December 31, 2015, 2016 and 2017 were generated from the PRC and Hong Kong.

As of December 31, 2015, 2016 and 2017, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.